CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities
Net loss	¥ (16,414)	$ (2,380)	¥ (191,230)	¥ (5,604)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation	7,513	1,089	5,233	6,257
Amortization	21,094	3,058	25,278	13,749
Goodwill impairment	4,882	708	51,971	336
Deferred income taxes	(5,209)	(755)	(4,333)	(740)
Share-based compensation	19,762	2,865	68,932	82,667
Non-cash operating lease expenses				4,805
(Gain)/loss on disposals of intangible assets	(13,975)	(2,026)	2,564	(2,918)
Changes in fair value of short-term investment	41,845	6,067	52,877	(35,527)
Others	2,221	322	9,646	2,167
Changes in operating assets and liabilities:
Amounts due from related parties				18,392
Amounts due to related parties	(245)	(36)
Accounts receivable	13,098	1,899	(134,193)	(97,246)
Prepayments and other current assets	(5,929)	(860)	5,295	(8,167)
Other non-current assets	20,285	2,941	(22,635)	(6,639)
Accounts payable	(40,803)	(5,916)	65,144	31,848
Accrued expenses and other current liabilities	4,535	658	31,755	(1,585)
Lease liabilities	39	6	(193)	(5,402)
Income taxes payable	5,847	848	(4,693)	(2,878)
Other non-current liabilities	16,177	2,345	7,689	17,595
Net cash provided by (used in) operating activities	74,723	10,833	(30,893)	11,110
Cash flows from investing activities
Purchase of short-term investments	(1,549,680)	(224,682)	(3,069,203)	(3,409,514)
Proceeds from sales of short-term investments	1,616,728	234,404	3,035,852	3,299,763
Proceeds from refund of short-term investments	5,582	809
Acquisitions of businesses, net of cash acquired	(5,010)	(726)	(3,360)	(27,528)
Other investing activities	1,521	221	(11,820)	(2,190)
Purchase of property and equipment	(4,659)	(675)	(9,330)	(3,411)
Acquisitions of intangible assets	(8,089)	(1,173)	(71,402)	(58,982)
Proceeds from disposals of intangible assets	20,818	3,018	18,850	14,779
Net cash (used in) provided by investing activities	77,211	11,196	(110,413)	(187,083)
Cash flows from financing activities
Proceeds from short-term debt	473,486	68,649	213,468	151,000
Repayments of short-term debt	(552,510)	(80,106)	(136,000)	(222,550)
Proceeds from long-term debt				94
Repayments of long-term debt	(3,116)	(452)	(8,795)	(8,633)
Payments of deferred IPO costs				(10,979)
Proceeds from initial public offering				244,161
Net cash provided by (used in) financing activities	(82,140)	(11,909)	68,673	153,093
Effect of exchange rate changes on cash and restricted cash	321	46	(214)	(144)
Net (decrease) increase in cash and restricted cash	70,115	10,166	(72,847)	(23,024)
Cash and restricted cash, at the beginning of year	30,908	4,481	103,755	126,779
Cash and restricted cash, at the end of year	101,023	14,647	30,908	103,755
Supplemental disclosures of cash flow information:
Interest paid	5,723	830	6,169	8,139
Income tax paid	4,188	607	10,581	11,878
Supplemental disclosures of non-cash investing activities:
Cash consideration for business acquisition included in current liabilities				4,328
Non-cash consideration for business acquisition				19,252
Contingent consideration for business acquisition included in other non-current liabilities				2,900
Operating lease liabilities arising from obtaining right-of-use assets	¥ 5,539	$ 803	9,118	37,256
Non-monetary exchange of intangible assets			¥ 2,209	¥ 9,177